UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07917

Wilshire Variable Insurance Trust

(Exact name of registrant as specified in charter)

1299 Ocean Avenue, Suite 700

Santa Monica, CA 90401

(Address of principal executive offices)

Jason Schwarz, President

1299 Ocean Avenue, Suite 700

Santa Monica, CA 90401

(Name and address of agent for service)

Registrant's Telephone Number: 1-866-591-1568

Date of Fiscal Year End: December 31

Date of Reporting Period: July 1, 2018 to June 30, 2019

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Secs. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Sec. 3507.

Non-Voting Funds

Wilshire 2025 Fund and Wilshire Global Allocation Fund

The Wilshire 2025 Fund and Wilshire Global Allocation Fund held no securities entitled to vote at a meeting of shareholders during the reporting period. On December 7, 2018, the Wilshire 2025 Fund was merged into the Wilshire Global Allocation Fund.

Wilshire 2015 Fund

Proxy Voting Records

July 1, 2018 – June 30, 2019

Explanatory Note: Proxy voting records reported herein on behalf of the Wilshire 2015 Fund reflect the period July 1, 2018 through December 7, 2018. On December 7, 2018, the Wilshire 2015 Fund was merged into the Wilshire Global Allocation Fund.

Issuer (Company Name)	Ticker Symbol	Security ID	Meeting Date	Proposal	Proponent (Committee Name)	Management Recommendation (Recommended Vote)	Matter Voted (Most Advanced Vote Status)	Vote Submitted	For/Against Recommended Vote
NORTHERN INSTITUTIONAL FUNDS	BGSXX	665278701	24-Oct-2018	Election of Directors - Therese M. Bobek	Management	F	Voted	For	F
NORTHERN INSTITUTIONAL FUNDS	BGSXX	665278701	24-Oct-2018	Election of Directors - Mark G. Doll	Management	F	Voted	For	F
NORTHERN INSTITUTIONAL FUNDS	BGSXX	665278701	24-Oct-2018	Election of Directors - Sandra Polk Guthman	Management	F	Voted	For	F
NORTHERN INSTITUTIONAL FUNDS	BGSXX	665278701	24-Oct-2018	Election of Directors - Thomas A. Kloet	Management	F	Voted	For	F
NORTHERN INSTITUTIONAL FUNDS	BGSXX	665278701	24-Oct-2018	Election of Directors - David R. Martin	Management	F	Voted	For	F
NORTHERN INSTITUTIONAL FUNDS	BGSXX	665278701	24-Oct-2018	Election of Directors - Cynthia R. Plouche	Management	F	Voted	For	F
NORTHERN INSTITUTIONAL FUNDS	BGSXX	665278701	24-Oct-2018	Election of Directors - Mary Jacobs Skinner	Management	F	Voted	For	F
NORTHERN INSTITUTIONAL FUNDS	BGSXX	665278701	24-Oct-2018	Election of Directors - Darek Wojnar	Management	F	Voted	For	F

Wilshire 2035 Fund

Proxy Voting Records

July 1, 2018 – June 30, 2019

Explanatory Note: Proxy voting records reported herein on behalf of the Wilshire 2035 Fund reflect the period July 1, 2018 through December 7, 2018. On December 7, 2018, the Wilshire 2035 Fund was merged into the Wilshire Global Allocation Fund.

Issuer (Company Name)	Ticker Symbol	Security ID	Meeting Date	Proposal	Proponent (Committee Name)	Management Recommendation (Recommended Vote)	Matter Voted (Most Advanced Vote Status)	Vote Submitted	For/Against Recommended Vote
NORTHERN INSTITUTIONAL FUNDS	BGSXX	665278701	24-Oct-2018	Election of Directors - Therese M. Bobek	Management	F	Voted	For	F
NORTHERN INSTITUTIONAL FUNDS	BGSXX	665278701	24-Oct-2018	Election of Directors - Mark G. Doll	Management	F	Voted	For	F
NORTHERN INSTITUTIONAL FUNDS	BGSXX	665278701	24-Oct-2018	Election of Directors - Sandra Polk Guthman	Management	F	Voted	For	F
NORTHERN INSTITUTIONAL FUNDS	BGSXX	665278701	24-Oct-2018	Election of Directors - Thomas A. Kloet	Management	F	Voted	For	F
NORTHERN INSTITUTIONAL FUNDS	BGSXX	665278701	24-Oct-2018	Election of Directors - David R. Martin	Management	F	Voted	For	F
NORTHERN INSTITUTIONAL FUNDS	BGSXX	665278701	24-Oct-2018	Election of Directors - Cynthia R. Plouche	Management	F	Voted	For	F
NORTHERN INSTITUTIONAL FUNDS	BGSXX	665278701	24-Oct-2018	Election of Directors - Mary Jacobs Skinner	Management	F	Voted	For	F
NORTHERN INSTITUTIONAL FUNDS	BGSXX	665278701	24-Oct-2018	Election of Directors - Darek Wojnar	Management	F	Voted	For	F

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wilshire Variable Insurance Trust

By:	/s/ Jason Schwarz
Jason Schwarz
President
Date: August 30, 2019